Impairment of Non-Financial Assets, Sensitivity of Recoverable Amount of Cash Generating Unit (Details)	Jun. 30, 2025 DollarsUSPerTonne CADUSD DollarsCANPerTonne	Jun. 30, 2024
Sensitivity of recoverable amount of cash generating unit [Abstract]
Post-tax discount rate	10.00%	8.00%
Spodumene Concentrate Prices [Member]
Sensitivity of recoverable amount of cash generating unit [Abstract]
Impact on recoverable amount, favourable | DollarsUSPerTonne	85.4
Impact on recoverable amount, unfavourable | DollarsUSPerTonne	(87.6)
Foreign Exchange Rates [Member]
Sensitivity of recoverable amount of cash generating unit [Abstract]
Impact on recoverable amount, favourable | CADUSD	173.9
Impact on recoverable amount, unfavourable | CADUSD	(153.9)
Unit Operating Costs [Member]
Sensitivity of recoverable amount of cash generating unit [Abstract]
Impact on recoverable amount, favourable | DollarsCANPerTonne	121.3
Impact on recoverable amount, unfavourable | DollarsCANPerTonne	(129.8)
Discount rate, measurement input [member]
Sensitivity of recoverable amount of cash generating unit [Abstract]
Impact on recoverable amount, favourable	0.00233
Impact on recoverable amount, unfavourable	(0.00207)